Summary of Significant Accounting Policies Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Fixed assets	$ 13,791	$ 15,720
Net operating losses	2,249	2,880
Other	412	90
Less Valuation allowance	(1,779)	(2,391)
Total deferred tax assets	14,673	16,299
Straight line receivable	(2,731)	(3,594)
Other	(1,072)	(850)
Total deferred tax liabilities	(3,803)	(4,444)
Net deferred tax asset	10,870	11,855	$ 14,800
Income Tax Expense (Benefit), Continuing Operations, by Jurisdiction [Abstract]
Current state income tax expense	(899)	(579)	(522)
Current foreign income tax	431	(493)	0
Current foreign withholding tax	(1,107)	(1,040)	0
Deferred foreign withholding tax	(43)	(320)	(89)
Deferred income tax benefit (expense)	1,136	(1,796)	14,787
Income tax benefit (expense)	$ (482)	$ (4,228)	$ 14,176